Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Deferred income tax and social contribution

13.1	Deferred income tax and social contribution

				Recognized					Recognized
	Balance as of	Recognized	Reclassi-	comprehensive	Balance as of	Recognized		Reclassi-	comprehensive	Balance as of
	January 1, 2020	in income	fication (b)	income	December 31, 2020	in income	Others (a)	fication (b)	income	December 31, 2021
Noncurrent assets
Provisions for legal claims	516,752	(4,391)	(12,986)	-	499,375	7,291	-	(2,205)	-	504,461
Post-employment benefits	405,414	7,845	1,583	92,190	507,032	(766)	-	16,875	(93,881)	429,260
Impairment of assets	385,467	(45,146)	(29,715)	-	310,606	(6,456)	-	(1,753)	-	302,397
Research and development and energy efficiency programs	165,331	(12,833)	-	-	152,498	(13,649)	-	-	-	138,849
Tax losses and negative tax basis	98,242	146,469	(29,322)	-	215,389	54,416	(148,005)	1,210	-	123,010
Provisons for performance and profit sharing	52,115	108,344	-	-	160,459	(45,866)	-	-	-	114,593
Expected credit losses	131,821	(6,889)	(1,750)	-	123,182	(21,476)	-	(2,994)	-	98,712
Social security contributions - injunction on judicial deposit	71,200	2,745	(2,953)	-	70,992	3,673	-	78	-	74,743
Amortization - concession	58,344	(11,135)	-	-	47,209	5,220	-	-	-	52,429
Voluntary retirement program	958	9,857	-	-	10,815	13,493	-	-	-	24,308
Concession contracts	22,353	(1,292)	-	-	21,061	(1,292)	-	-	-	19,769
Others	160,340	(3,850)	(6,828)	-	149,662	1,457	1,062	5,905	-	158,086
	2,068,337	189,724	(81,971)	92,190	2,268,280	(3,955)	(146,943)	17,116	(93,881)	2,040,617
(-) Noncurrent liabilities
Concession contracts	711,831	188,674	-	-	900,505	808,372	94,221	-	-	1,803,098
Deemed cost of property, plant and equipment	381,209	(30,718)	-	-	350,491	(23,994)	-	-	-	326,497
Derivative financial instruments	70,945	46,737	-	-	117,682	(12,178)	-	-	-	105,504
Accelerated depreciation	50,322	25,633	-	-	75,955	26,369	-	-	-	102,324
Escrow deposits monetary variation	61,145	1,787	(1,205)	-	61,727	3,392	-	-	-	65,119
Transaction cost on borrowings and debentures	32,108	(6,867)	(2,038)	-	23,203	4,833	-	-	-	28,036
Others	42,577	(10,626)	-	-	31,951	(20,343)	-	-	-	11,608
	1,350,137	214,620	(3,243)	-	1,561,514	786,451	94,221	-	-	2,442,186
Net	718,200	(24,896)	(78,728)	92,190	706,766	(790,406)	(241,164)	17,116	(93,881)	(401,569)
Assets presented in the Statement of Financial Position	1,011,866				1,191,104					963,259
Liabilities presented in the Statement of Financial Position	(293,666)				(484,338)					(1,364,828)
(a) R$148,005 recognized in the Discontinued operation and R$94,221 related to the effects of the first consolidation of Vilas (Note 1.2).
(b) R$17,116 related to the reclassification to Assets classified as held for sale (Note 41).

The projected realization of the deferred taxes is shown below:

The projected realization of the deferred taxes is shown below:

	Assets	Liabilities
2022	388,826	(161,407)
2023	144,103	(268,255)
2024	145,942	(273,502)
2025	105,389	(194,576)
2026	98,634	(167,543)
2027 to 2029	226,560	(419,476)
2030 to 2031	931,163	(957,427)
	2,040,617	(2,442,186)

Summary Of Other Recoverable Taxes And Other Taxes

13.2	Other taxes recoverable and other tax obligations

	12.31.2021	12.31.2020
Current assets
Recoverable ICMS (VAT)	111,101	89,942
Recoverable PIS/Pasep and Cofins taxes (a)	1,396,645	1,474,119
Other recoverable taxes	1,118	1,262
	1,508,864	1,565,323
Noncurrent assets
Recoverable ICMS (VAT)	141,951	84,376
Recoverable PIS/Pasep and Cofins taxes (a)	2,967,756	4,421,403
Other recoverable taxes	33,839	33,719
	3,143,546	4,539,498
Current liabilities
ICMS (VAT) payable	290,627	201,138
PIS/Pasep and Cofins payable	42,340	179,133
IRRF on interest on capital	33,592	43,950
Special Tax Regularization Program - Pert	52,168	50,565
Other taxes	22,206	15,822
	440,933	490,608
Noncurrent liabilities
Social security contributions - injunction on judicial deposit	220,108	209,145
Special Tax Regularization Program - Pert	369,526	408,738
Other taxes	5,176	4,600
	594,810	622,483
(a) The balance contains amounts referring Pis and Cofins credit on ICMS (Note 13.2.1)

Schedule of Balance Sheet and statement of income

	12.31.2021	12.31.2020
Tax credit - principal	2,949,943	3,620,118
Tax credit - monetary update	1,405,322	2,035,636
Effect on assets	4,355,265	5,655,754

Pis/Pasep and Cofins to be refunded to consumers	(3,905,398)	(3,805,985)
(-) Transfer to sectorial financial liabilities	578,603	-
Tax liabilities - Pis/Pasep and Cofins payable on financial income	-	(94,657)
Income tax and social contribution	-	(596,738)
Effect on liabilities	(3,326,795)	(4,497,380)

EFFECT ON STATEMENT OF FINANCIAL POSITION	1,028,470	1,158,374

Net operating revenue	-	810,563
Financial income, net of pis and cofins	21,640	944,549
Income tax and social contribution	(7,358)	(596,738)
EFFECT ON THE INCOME STATEMENT	14,282	1,158,374

Summary Of Reconciliation Of Provision For Income Tax And Social Contribution

13.3	Reconciliation of provision for income tax (IRPJ) and social contribution (CSLL)

	12.31.2021	12.31.2020	12.31.2019
Income before IRPJ and CSLL	5,118,677	5,119,537	2,846,923
IRPJ and CSLL (34%)	(1,740,350)	(1,740,643)	(967,954)
Tax effects on:
Equity in income	124,547	65,806	36,297
Interest on own capital	226,928	276,808	222,848
Dividends	437	243	192
Non deductible expenses	(25,336)	(17,133)	(15,274)
Tax incentives	43,720	28,572	17,804
Unrecognized income and social contribution tax loss carry-forwards	(29,002)	(39,421)	(48,892)
Setting up and/or offset of income tax and social contribution
losses of prior years	85,723	-	-
Difference between the calculation bases of deemed profit and taxable profit	49,638	121,242	72,175
Others	4,063	19,161	7,143
Current IRPJ and CSLL	(469,226)	(1,260,469)	(416,687)
Deferred IRPJ and CSLL	(790,406)	(24,896)	(258,974)
Effective rate - %	24.6%	25.1%	23.7%